Income Tax (Effective Income Tax Rate) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 395	$ 24,579	$ 4,380
Current State and Local Tax Expense (Benefit)	495	1,953	453
Total	890	26,532	4,833
Deferred Federal Income Tax Expense (Benefit)	6,259	(689)	(925)
Deferred State and Local Income Tax Expense (Benefit)	265	156	313
Total	6,524	(533)	(612)
Income Tax Expense (Benefit), Total	$ 7,414	$ 25,999	$ 4,221
Computed	35.00%	35.00%	35.00%
State income taxes (net of federal tax benefit)	4.10%	2.70%	2.90%
Federal tax credits	(1.80%)	(0.40%)	(2.40%)
State tax credits	(2.50%)	(0.90%)	(8.70%)
Manufacturer's deduction	(1.70%)	(3.90%)	(5.00%)
Addition to (reversal of) uncertain tax positions	0.20%	0.20%	(1.00%)
State VDA/Nexus Changes	0.00%	0.00%	0.00%
Other permanent differences not (taxable) deductible	2.40%	(0.20%)	0.70%
Change in valuation allowance	0.20%	0.10%	9.90%
Effective Income Tax Rate Reconciliation Pension Contribution	0.00%	0.00%	0.00%
Other	1.10%	(0.30%)	(1.50%)
Effective income tax rate	37.00%	32.30%	29.90%